UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	5/31/2018

Item 1. Schedule of Investments

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 96.8%
Common Stocks
Aerospace & Defense 3.1%
Boeing Co. (The)	58,600	$ 20,636,576
Curtiss-Wright Corp.	8,742	1,112,419
KLX, Inc.*	48,263	3,563,257
Moog, Inc. (Class A Stock)	13,466	1,097,883
United Technologies Corp.	45,408	5,667,827
		32,077,962
Air Freight & Logistics 1.2%
FedEx Corp.	49,364	12,297,560
Airlines 0.2%
Spirit Airlines, Inc.*	42,371	1,554,592
Auto Components 0.1%
Dorman Products, Inc.*(a)	7,219	465,770
Tenneco, Inc.	14,561	643,305
		1,109,075
Automobiles 0.5%
Tesla, Inc.*(a)	17,549	4,996,727
Banks 10.7%
Ameris Bancorp	24,942	1,389,269
Bank of America Corp.	380,287	11,043,534
Bank of the Ozarks	92,467	4,395,881
BankUnited, Inc.	120,542	5,083,256
BB&T Corp.	191,818	10,070,445
Brookline Bancorp, Inc.	81,250	1,478,750
Byline Bancorp, Inc.*	29,566	639,217
Citigroup, Inc.	116,151	7,746,110
Columbia Banking System, Inc.	49,376	2,099,468
Eagle Bancorp, Inc.*	25,986	1,573,452
East West Bancorp, Inc.	93,891	6,523,547
First Bancorp	61,183	2,545,825
German American Bancorp, Inc.	8,669	312,691
Glacier Bancorp, Inc.	50,140	1,954,959
Guaranty Bancorp	3,725	125,533
JPMorgan Chase & Co.	289,051	30,931,348
Pacific Premier Bancorp, Inc.*	33,514	1,384,128
Pinnacle Financial Partners, Inc.	34,940	2,342,727
PNC Financial Services Group, Inc. (The)	61,479	8,816,703

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Renasant Corp.	48,547	$ 2,326,372
Seacoast Banking Corp. of Florida*	82,374	2,568,421
Wintrust Financial Corp.	56,766	5,228,716
		110,580,352
Beverages 0.5%
Constellation Brands, Inc. (Class A Stock)	17,387	3,878,692
MGP Ingredients, Inc.(a)	16,509	1,461,872
		5,340,564
Biotechnology 1.8%
Amicus Therapeutics, Inc.*(a)	207,900	3,513,510
BioMarin Pharmaceutical, Inc.*	40,584	3,666,359
Coherus Biosciences, Inc.*(a)	26,327	410,701
DBV Technologies SA (France), ADR*	49,881	1,122,322
Exact Sciences Corp.*	5,463	325,267
FibroGen, Inc.*	16,482	888,380
Foundation Medicine, Inc.*	7,173	711,203
La Jolla Pharmaceutical Co.*	61,093	1,906,102
Myriad Genetics, Inc.*	27,693	1,011,071
Puma Biotechnology, Inc.*(a)	20,263	1,072,926
Repligen Corp.*(a)	2,686	117,324
Vertex Pharmaceuticals, Inc.*	26,604	4,097,016
		18,842,181
Building Products 0.7%
JELD-WEN Holding, Inc.*	29,458	806,265
Johnson Controls International PLC	97,274	3,264,515
PGT Innovations, Inc.*	159,935	3,310,655
		7,381,435
Capital Markets 1.2%
Artisan Partners Asset Management, Inc. (Class A Stock)	28,622	924,491
BrightSphere Investment Group PLC	67,212	1,042,458
Evercore, Inc. (Class A Stock)	3,111	324,788
Goldman Sachs Group, Inc. (The)	28,350	6,403,698
Hamilton Lane, Inc. (Class A Stock)	17,196	804,085
Moelis & Co. (Class A Stock)	45,914	2,720,404
Piper Jaffray Cos.	5,746	429,801
		12,649,725

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.9%
DowDuPont, Inc.	76,489	$ 4,903,710
Ferro Corp.*	195,881	4,007,725
FMC Corp.	54,060	4,708,086
PolyOne Corp.	91,870	3,851,190
Venator Materials PLC*	106,864	1,882,944
		19,353,655
Commercial Services & Supplies 0.6%
Advanced Disposal Services, Inc.*	25,700	600,866
Matthews International Corp. (Class A Stock)	12,707	698,885
Mobile Mini, Inc.	107,710	4,911,576
MSA Safety, Inc.	2,588	240,684
		6,452,011
Communications Equipment 0.9%
ADTRAN, Inc.	53,912	752,072
Ciena Corp.*	50,427	1,162,342
Cisco Systems, Inc.	169,676	7,246,862
Finisar Corp.*(a)	17,269	279,931
		9,441,207
Construction & Engineering 0.1%
Great Lakes Dredge & Dock Corp.*	221,743	1,114,259
Construction Materials 0.6%
Summit Materials, Inc. (Class A Stock)*	219,085	6,226,396
Consumer Finance 1.1%
Capital One Financial Corp.	70,496	6,626,624
SLM Corp.*	445,898	5,096,614
		11,723,238
Containers & Packaging 0.4%
Sealed Air Corp.	86,284	3,758,531
Diversified Telecommunication Services 0.4%
Cogent Communications Holdings, Inc.	65,695	3,363,584
ORBCOMM, Inc.*	29,991	289,713
		3,653,297

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 1.7%
American Electric Power Co., Inc.	98,021	$ 6,660,527
El Paso Electric Co.	76,195	4,465,027
Exelon Corp.	158,043	6,541,400
		17,666,954
Electrical Equipment 0.5%
Emerson Electric Co.	74,123	5,250,873
Electronic Equipment, Instruments & Components 0.8%
Anixter International, Inc.*	41,613	2,548,796
Flex Ltd.*	330,368	4,588,811
Littelfuse, Inc.	5,937	1,288,626
Plexus Corp.*	2,919	169,740
		8,595,973
Energy Equipment & Services 1.1%
Cactus, Inc. (Class A Stock)*	39,878	1,344,686
Halliburton Co.	200,054	9,950,686
		11,295,372
Equity Real Estate Investment Trusts (REITs) 2.6%
Acadia Realty Trust	30,570	787,178
American Tower Corp.	35,451	4,905,355
Chatham Lodging Trust	39,830	828,066
Colony NorthStar, Inc. (Class A Stock)	192,315	1,132,735
Columbia Property Trust, Inc.	116,145	2,569,127
Cousins Properties, Inc.	313,502	2,953,189
Gaming & Leisure Properties, Inc.	33,630	1,180,413
Hersha Hospitality Trust	193,739	4,120,829
Independence Realty Trust, Inc.	258,630	2,508,711
National Storage Affiliates Trust	69,427	1,952,287
Pebblebrook Hotel Trust	49,589	2,024,223
QTS Realty Trust, Inc. (Class A Stock)	16,411	619,187
Retail Opportunity Investments Corp.	2,254	40,842
Summit Hotel Properties, Inc.	90,179	1,378,837
		27,000,979
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	30,787	6,103,215
Performance Food Group Co.*	96,784	3,460,028
Sprouts Farmers Market, Inc.*	117,431	2,548,253

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*	27,978	$ 1,275,237
Walmart, Inc.	81,995	6,767,867
		20,154,600
Food Products 1.7%
Adecoagro SA (Argentina)*	170,116	1,383,043
B&G Foods, Inc.(a)	53,887	1,516,919
Conagra Brands, Inc.	144,502	5,355,244
Darling Ingredients, Inc.*	181,910	3,418,089
Mondelez International, Inc. (Class A Stock)	120,134	4,717,662
Sanderson Farms, Inc.(a)	11,067	1,083,238
		17,474,195
Health Care Equipment & Supplies 1.6%
AxoGen, Inc.*	15,701	770,919
GenMark Diagnostics, Inc.*(a)	104,254	764,182
Glaukos Corp.*(a)	38,572	1,456,865
Globus Medical, Inc. (Class A Stock)*(a)	16,367	909,187
Inogen, Inc.*	2,209	403,562
Insulet Corp.*	4,015	376,567
Integra LifeSciences Holdings Corp.*	37,480	2,418,959
Nevro Corp.*	31,351	2,467,010
NuVasive, Inc.*	1,190	60,999
Penumbra, Inc.*	2,660	427,994
Tactile Systems Technology, Inc.*(a)	8,074	400,713
Zimmer Biomet Holdings, Inc.	51,677	5,762,502
		16,219,459
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.*(a)	48,906	1,965,532
Amedisys, Inc.*	6,152	469,705
Diplomat Pharmacy, Inc.*(a)	9,055	213,155
HealthEquity, Inc.*	7,457	554,130
Laboratory Corp. of America Holdings*	34,961	6,313,607
Premier, Inc. (Class A Stock)*	50,284	1,640,264
Tenet Healthcare Corp.*	9,764	345,939
Tivity Health, Inc.*	71,038	2,489,882
UnitedHealth Group, Inc.	35,836	8,654,752
		22,646,966

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology 0.3%
Teladoc, Inc.*(a)	54,154	$ 2,756,439
Hotels, Restaurants & Leisure 3.2%
BJ’s Restaurants, Inc.(a)	10,068	563,808
Bloomin’ Brands, Inc.	44,152	936,905
Brinker International, Inc.	30,524	1,334,814
Carnival Corp.	62,928	3,919,156
Marriott International, Inc. (Class A Stock)	54,141	7,328,526
McDonald’s Corp.	33,538	5,366,415
Pinnacle Entertainment, Inc.*	136,070	4,614,134
Planet Fitness, Inc. (Class A Stock)*(a)	120,993	4,794,953
Texas Roadhouse, Inc.	11,708	725,545
Vail Resorts, Inc.	4,489	1,080,906
Wingstop, Inc.	43,465	2,199,764
		32,864,926
Household Durables 0.2%
TRI Pointe Group, Inc.*(a)	114,912	1,983,381
Insurance 1.7%
Brighthouse Financial, Inc.*(a)	39,814	1,875,637
Chubb Ltd.	55,426	7,243,624
Goosehead Insurance, Inc. (Class A Stock)*	86,744	1,400,916
MetLife, Inc.	107,346	4,936,842
Navigators Group, Inc. (The)	19,997	1,175,824
RLI Corp.	4,229	277,761
Validus Holdings Ltd.	8,928	604,961
		17,515,565
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.*	13,113	21,369,207
Booking Holdings, Inc.*	3,024	6,377,374
Netflix, Inc.*	47,024	16,533,639
		44,280,220
Internet Software & Services 8.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	83,676	16,568,685
Alphabet, Inc. (Class A Stock)*	12,758	14,033,800
Alphabet, Inc. (Class C Stock)*	8,163	8,856,773
Box, Inc. (Class A Stock)*	47,033	1,207,807
Cardlytics, Inc.*	38,992	796,217
Coupa Software, Inc.*	5,368	286,544

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet Software & Services (cont’d.)
eBay, Inc.*	114,797	$ 4,330,143
Etsy, Inc.*	19,386	626,943
Facebook, Inc. (Class A Stock)*	73,623	14,119,419
GrubHub, Inc.*	4,443	476,334
MercadoLibre, Inc. (Argentina)	12,136	3,529,513
MINDBODY, Inc. (Class A Stock)*	50,353	1,983,908
New Relic, Inc.*	38,975	3,959,470
Nutanix, Inc. (Class A Stock)*	8,862	473,674
Q2 Holdings, Inc.*	41,920	2,395,728
Shutterstock, Inc.*(a)	8,030	380,542
Stamps.com, Inc.*	3,824	959,059
Tencent Holdings Ltd. (China)	235,411	12,018,232
Tencent Holdings Ltd. (China), 144A	20,541	1,048,662
Trade Desk, Inc. (The) (Class A Stock)*(a)	15,843	1,355,052
		89,406,505
IT Services 4.6%
DXC Technology Co.	40,968	3,773,562
Evo Payments, Inc. (Class A Stock)*	90,871	1,951,909
InterXion Holding NV (Netherlands)*	53,252	3,400,673
Mastercard, Inc. (Class A Stock)	72,946	13,868,494
PayPal Holdings, Inc.*	95,058	7,801,410
Presidio, Inc.*(a)	77,516	1,037,164
Square, Inc. (Class A Stock)*	58,713	3,420,032
Visa, Inc. (Class A Stock)	93,431	12,213,300
		47,466,544
Life Sciences Tools & Services 0.6%
Fluidigm Corp.*	51,774	288,381
Illumina, Inc.*	12,860	3,503,579
Medpace Holdings, Inc.*	12,661	533,788
NeoGenomics, Inc.*	32,739	379,772
PRA Health Sciences, Inc.*	5,441	461,941
Syneos Health, Inc.*	25,270	1,086,610
		6,254,071
Machinery 2.1%
Actuant Corp. (Class A Stock)	73,623	1,719,097
Barnes Group, Inc.	8,410	499,722
CIRCOR International, Inc.	8,478	408,046
Evoqua Water Technologies Corp.*	87,663	1,691,019
Gardner Denver Holdings, Inc.*	67,907	2,232,103

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Greenbrier Cos., Inc. (The)(a)	11,042	$ 548,788
Kennametal, Inc.	13,179	490,654
Milacron Holdings Corp.*	76,344	1,504,740
Mueller Water Products, Inc. (Class A Stock)	139,866	1,665,804
NN, Inc.	105,389	2,276,403
RBC Bearings, Inc.*(a)	14,037	1,764,591
REV Group, Inc.(a)	34,610	586,986
Rexnord Corp.*	136,782	3,991,299
Terex Corp.	44,369	1,756,125
Watts Water Technologies, Inc. (Class A Stock)	8,338	641,609
		21,776,986
Media 1.2%
Comcast Corp. (Class A Stock)	111,372	3,472,579
Liberty Global PLC (United Kingdom) (Class C Stock)*	168,901	4,675,179
Twenty-First Century Fox, Inc. (Class A Stock)	120,045	4,627,735
		12,775,493
Mortgage Real Estate Investment Trusts (REITs) 0.3%
MFA Financial, Inc.	410,615	3,194,585
Multiline Retail 0.1%
Big Lots, Inc.	12,876	526,757
Oil, Gas & Consumable Fuels 3.6%
Anadarko Petroleum Corp.	62,176	4,339,885
Arch Coal, Inc. (Class A Stock)	23,323	1,916,217
Chevron Corp.	70,983	8,823,187
Noble Energy, Inc.	110,611	3,948,812
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	123,072	8,563,350
SemGroup Corp. (Class A Stock)(a)	60,683	1,535,280
Tallgrass Energy GP LP(a)	53,923	1,159,884
WPX Energy, Inc.*	369,938	6,736,571
		37,023,186
Personal Products 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	57,229	8,552,302
Pharmaceuticals 3.1%
Allergan PLC	19,685	2,968,498
AstraZeneca PLC (United Kingdom), ADR	182,193	6,746,607

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	76,380	$ 6,495,355
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	10,807	1,739,819
Intersect ENT, Inc.*	68,123	2,905,446
Pfizer, Inc.	204,223	7,337,732
Prestige Brands Holdings, Inc.*(a)	66,695	2,229,614
Revance Therapeutics, Inc.*	34,087	951,027
Supernus Pharmaceuticals, Inc.*	9,522	536,565
		31,910,663
Professional Services 0.7%
FTI Consulting, Inc.*	22,352	1,385,601
Korn/Ferry International	89,090	4,871,441
TrueBlue, Inc.*	28,339	731,146
		6,988,188
Real Estate Management & Development 0.2%
HFF, Inc. (Class A Stock)	30,169	1,017,299
Marcus & Millichap, Inc.*(a)	35,985	1,347,998
		2,365,297
Road & Rail 0.9%
Saia, Inc.*	41,542	3,423,061
Union Pacific Corp.	38,899	5,553,221
		8,976,282
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	31,474	7,933,651
Brooks Automation, Inc.	63,367	2,070,834
Cavium, Inc.*	29,596	2,474,522
MaxLinear, Inc.*(a)	72,188	1,324,650
Monolithic Power Systems, Inc.	11,898	1,568,275
NVIDIA Corp.	38,306	9,660,390
Power Integrations, Inc.	4,583	344,412
Semtech Corp.*	15,296	740,326
Silicon Laboratories, Inc.*	15,033	1,587,485
Texas Instruments, Inc.	127,499	14,268,413
		41,972,958
Software 9.1%
Activision Blizzard, Inc.	88,148	6,250,575

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Adobe Systems, Inc.*	52,211	$ 13,015,158
Aspen Technology, Inc.*	3,253	303,375
Carbon Black, Inc.*	25,004	587,844
CyberArk Software Ltd. (Israel)*	34,464	2,097,134
Fortinet, Inc.*	24,700	1,511,146
HubSpot, Inc.*	43,679	5,293,895
Microsoft Corp.	241,753	23,894,866
Paycom Software, Inc.*(a)	33,277	3,509,725
Proofpoint, Inc.*	26,768	3,128,912
PTC, Inc.*	75,434	6,505,428
Qualys, Inc.*	4,752	365,666
salesforce.com, Inc.*	100,460	12,992,492
Varonis Systems, Inc.*	79,947	6,207,885
Workday, Inc. (Class A Stock)*	39,638	5,190,992
Zendesk, Inc.*	61,303	3,426,225
		94,281,318
Specialty Retail 1.8%
Asbury Automotive Group, Inc.*	19,094	1,327,988
Chico’s FAS, Inc.	101,488	858,589
DSW, Inc. (Class A Stock)	11,431	272,972
Five Below, Inc.*	57,006	4,030,894
Group 1 Automotive, Inc.	22,566	1,585,487
Home Depot, Inc. (The)	37,428	6,982,193
Hudson Ltd. (United Kingdom) (Class A Stock)*	85,486	1,497,715
Party City Holdco, Inc.*(a)	154,917	2,277,280
		18,833,118
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	72,726	13,590,308
Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp.*	8,456	956,881
G-III Apparel Group Ltd.*(a)	13,823	579,184
Kering SA (France)	13,444	7,715,674
NIKE, Inc. (Class B Stock)	77,787	5,585,106
Steven Madden Ltd.	36,913	1,950,852
Tapestry, Inc.	102,337	4,474,174
		21,261,871
Thrifts & Mortgage Finance 0.4%
Luther Burbank Corp.	58,854	720,961

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
OceanFirst Financial Corp.	36,102	$ 1,058,511
Provident Financial Services, Inc.	53,181	1,485,877
WSFS Financial Corp.	15,702	822,000
		4,087,349
Trading Companies & Distributors 0.7%
Beacon Roofing Supply, Inc.*	80,255	3,362,685
GMS, Inc.*	14,150	423,793
SiteOne Landscape Supply, Inc.*	5,939	449,285
Univar, Inc.*	112,079	3,056,394
		7,292,157
Wireless Telecommunication Services 0.5%
Vodafone Group PLC (United Kingdom), ADR	204,652	5,306,626

Total Long-Term Investments (cost $654,996,954)		998,101,233
Short-Term Investments 8.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	36,436,171	36,436,171
PGIM Institutional Money Market Fund (cost $50,932,094; includes $50,846,729 of cash collateral for securities on loan)(b)(w)	50,931,773	50,936,866

Total Short-Term Investments (cost $87,368,265)		87,373,037

TOTAL INVESTMENTS 105.3% (cost $742,365,219)		1,085,474,270
Liabilities in excess of other assets (5.3)%		(54,367,063)

Net Assets 100.0%		$ 1,031,107,207

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR — American Depositary Receipt
REITs — Real Estate Investment Trusts

*	Non-income producing security.

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,396,528; cash collateral of $50,846,729 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 32,077,962	$ —	$—
Air Freight & Logistics	12,297,560	—	—
Airlines	1,554,592	—	—
Auto Components	1,109,075	—	—
Automobiles	4,996,727	—	—
Banks	110,580,352	—	—
Beverages	5,340,564	—	—
Biotechnology	18,842,181	—	—
Building Products	7,381,435	—	—
Capital Markets	12,649,725	—	—
Chemicals	19,353,655	—	—
Commercial Services & Supplies	6,452,011	—	—
Communications Equipment	9,441,207	—	—
Construction & Engineering	1,114,259	—	—
Construction Materials	6,226,396	—	—
Consumer Finance	11,723,238	—	—
Containers & Packaging	3,758,531	—	—
Diversified Telecommunication Services	3,653,297	—	—
Electric Utilities	17,666,954	—	—
Electrical Equipment	5,250,873	—	—
Electronic Equipment, Instruments & Components	8,595,973	—	—
Energy Equipment & Services	11,295,372	—	—
Equity Real Estate Investment Trusts (REITs)	27,000,979	—	—
Food & Staples Retailing	20,154,600	—	—
Food Products	17,474,195	—	—
Health Care Equipment & Supplies	16,219,459	—	—
Health Care Providers & Services	22,646,966	—	—
Health Care Technology	2,756,439	—	—

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$ 32,864,926	$ —	$—
Household Durables	1,983,381	—	—
Insurance	17,515,565	—	—
Internet & Direct Marketing Retail	44,280,220	—	—
Internet Software & Services	76,339,611	13,066,894	—
IT Services	47,466,544	—	—
Life Sciences Tools & Services	6,254,071	—	—
Machinery	21,776,986	—	—
Media	12,775,493	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,194,585	—	—
Multiline Retail	526,757	—	—
Oil, Gas & Consumable Fuels	37,023,186	—	—
Personal Products	8,552,302	—	—
Pharmaceuticals	31,910,663	—	—
Professional Services	6,988,188	—	—
Real Estate Management & Development	2,365,297	—	—
Road & Rail	8,976,282	—	—
Semiconductors & Semiconductor Equipment	41,972,958	—	—
Software	94,281,318	—	—
Specialty Retail	18,833,118	—	—
Technology Hardware, Storage & Peripherals	13,590,308	—	—
Textiles, Apparel & Luxury Goods	13,546,197	7,715,674	—
Thrifts & Mortgage Finance	4,087,349	—	—
Trading Companies & Distributors	7,292,157	—	—
Wireless Telecommunication Services	5,306,626	—	—
Affiliated Mutual Funds	87,373,037	—	—
Total	$1,064,691,702	$20,782,568	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, A Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, andmanaged by PGIM Investments.
Other information regarding the Fund is available in the Fund’smost recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date	July 20, 2018

* Print the name and title of each signing officer under his or her signature.